Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total
Balance at Dec. 31, 2011 (Previously reported)	$ 29,318	$ 4,815	$ 30,266	$ 40,354	$ 1,340	$ (3,517)	$ 102,576
Balance (Cumulative effect of change in accounting principle)	0	0	0	460	0	0	460
Balance at Dec. 31, 2011	29,318	4,815	30,266	40,814	1,340	(3,517)	103,036
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	2,822	0	0	2,822
Other comprehensive income (loss)	0	0	0	0	485	0	485
Stock based compensation expense	0	0	29	0	0	0	29
Accretion of preferred stock discount	659	0	0	(659)	0	0	0
Redemption of 12,000 and 18,255 shares of preferred stock for 2012 and 2013 respectively	(12,000)	0	0	0	0	0	(12,000)
Stock dividend	0	186	1,521	(1,707)	0	0	0
Cash dividends declared, preferred stock	0	0	0	(1,203)	0	0	(1,203)
Cash dividends declared, common stock	0	0	0	(949)	0	0	(949)
Balance at Dec. 31, 2012	17,977	5,001	31,816	39,118	1,825	(3,517)	92,220
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	4,974	0	0	4,974
Other comprehensive income (loss)	0	0	0	0	(2,594)	0	(2,594)
Stock based compensation expense	0	0	19	0	0	0	19
Accretion of preferred stock discount	278	0	0	(278)	0	0	0
Redemption of 12,000 and 18,255 shares of preferred stock for 2012 and 2013 respectively	(18,255)	0	0	0	0	0	(18,255)
Redemption of common stock warrant	0	0	(540)	0	0	0	(540)
Stock dividend	0	194	2,090	(2,284)	0	0	0
Cash dividends declared, preferred stock	0	0	0	(456)	0	0	(456)
Cash dividends declared, common stock	0	0	0	(988)	0	0	(988)
Balance at Dec. 31, 2013	0	5,195	33,385	40,086	(769)	(3,517)	74,380
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	7,654	0	0	7,654
Other comprehensive income (loss)	0	0	0	0	(459)	0	(459)
Stock based compensation expense	0	0	20	0	0	0	20
Stock dividend	0	201	2,496	(2,697)	0	0	0
Cash dividends declared, common stock	0	0	0	(1,027)	0	0	(1,027)
Balance at Dec. 31, 2014	$ 0	$ 5,396	$ 35,901	$ 44,016	$ (1,228)	$ (3,517)	$ 80,568